SCHEDULE OF DISAGGREGATED REVENUE (Details) - USD ($)		10 Months Ended	12 Months Ended
		Nov. 08, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total revenue			$ 209,100
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Total revenue		$ 4,426,355
Discontinued operations [member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Non-contract revenue (at a point in time)	[1]	2,092,426
Contract revenue	[2]	112,500
Discontinued operations [member] | Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Contract revenue	[2]	$ 2,221,429

[1]	Revenue from the sale of products.
[2]	Revenue from long-term projects or non-recurring engineering (NRE).